ALPS FUND SERVICES, INC.

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 1, 2010

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Re:	Liberty All-Star Equity Fund (811-04809 and 333-145600)
Liberty All-Star Growth Fund, Inc. (811-04537 and 333-106675)

To Whom it May Concern:

On behalf of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., attached hereto is a preliminary proxy statement on Schedule 14A containing two shareholder proposals per Fund.

If you have any questions regarding this filing, please contact my paralegal, Stephanie Barres, at 720.917.0711.

Sincerely,

/s/ Tané T. Tyler
Tané T. Tyler, General Counsel
ALPS Fund Services, Inc.

cc:   Kathy Kresch Ingber, K&L Gates LLP